Summary of significant accounting and reporting policies - Equity Method Investments (Details) $ in Millions	Dec. 31, 2019 USD ($)
CIBC Mellon
Schedule of Equity Method Investments [Line Items]
Percentage ownership	50.00%
Book value	$ 626
Siguler Guff
Schedule of Equity Method Investments [Line Items]
Percentage ownership	20.00%
Book value	$ 233